Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	1,622,821
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 60.37
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 69.2
PSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	988,543
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 53.81
Weighted-Average Remaining Contractual (years)	5 years 1 month 6 days	4 years 6 months
Aggregate Intrinsic Value	$ 104.9	$ 86.3
PSUs Granted (in shares)	92,873
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 110.99
Performance units issued (in shares)	40,477
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 80.99
Exercised (in shares)	(103,504)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 13.62
Number of Units Outstanding (in shares), Ending	1,018,389	988,543
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 63.77	$ 53.81
Vested or expected to vest, shares (in shares)	1,018,389
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 63.77
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 1 month 6 days
Vested or expected to vest, aggregate intrinsic value	$ 104.9
Exercisable, number of units (in shares)	732,391
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 48.27
Exercisable, weighted-average remaining contractual (years)	3 years 9 months 18 days
Exercisable, aggregate intrinsic value	$ 75.4